Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Schedule of material related party transactions

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$
Services provided to Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs
Agent services provided to the Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs*	92	142	134

Services received from Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs
Product development labor service	505	882	612
Internet service	56	183	272
*

Agent services provided to Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs mainly refer to the sale of management service of Philippine tutors, and these Philippine tutors would deliver the lessons services to the students in Mainland China.

	As of December, 31
	2023	2024
	US$	US$
Amounts due to Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs*	4,077	2,853
*	The balance represents net settled services and other payables and receivables between the Company and Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs.